DEPOSITS	12 Months Ended
Dec. 31, 2013
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
DEPOSITS

NOTE 20: DEPOSITS

The aggregate amount of short-term certificates of deposit, each with a minimum denomination of EUR 72,100, which approximates USD 100,000, was EUR 268 million at December 31, 2013 (2012: EUR 437 million). At December 31, 2013, interest-bearing deposits with scheduled maturities in excess of one year were EUR 555 million (2012: EUR 805 million).

Deposits made by Greek residents and foreign customers at December 31, comprised:

	2012			2013
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in millions)			(EUR in millions)
Interest bearing:
Public sector	2,449	423	2,872	2,618	525	3,143
Private sector:
Corporations	3,436	6,095	9,531	5,185	5,187	10,372
Individuals	31,790	11,667	43,457	34,361	11,324	45,685
Interbank	31,160	1,350	32,510	20,915	2,060	22,975
Total interest bearing deposits	68,835	19,535	88,370	63,079	19,096	82,175
Non-interest bearing:
Public sector	288	70	358	313	105	418
Private sector:
Corporations	565	838	1,403	657	936	1,593
Individuals	140	807	947	143	1,148	1,291
Interbank	29	52	81	78	39	117
Total non-interest bearing deposits	1,022	1,767	2,789	1,191	2,228	3,419
Total:
Public sector	2,737	493	3,230	2,931	630	3,561
Private sector:
Corporations	4,001	6,933	10,934	5,842	6,123	11,965
Individuals	31,930	12,474	44,404	34,504	12,472	46,976
Interbank	31,189	1,402	32,591	20,993	2,099	23,092
Total deposits	69,857	21,302	91,159	64,270	21,324	85,594

Included in the above table are interest bearing deposits of EUR 2,955 million and EUR 282 million for 2012 and 2013 respectively for which the Group has elected the fair value option. Such instruments are accounted for at fair value because they have embedded derivatives and the Group elected to account for them at fair value rather than separating the embedded derivatives, or because they are managed on a fair value basis and the Group elected to apply the fair value option provided by ASC 825 “Financial Instruments”. During 2012 losses of EUR (18) million and during 2013 gains of EUR 5 million, relating to fair value changes of these deposits were included in net trading gain/(loss).

Interest bearing interbank deposits under “Greek residents” mainly include the funding from the ECB and ELA type facility (through the Bank of Greece) amounting to EUR 30,902 million and EUR 20,700 million for 2012 and 2013 respectively.